SUPPLEMENT DATED SEPTEMBER 19, 2012
TO
PROSPECTUSES DATED

APRIL 30, 2004
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY
AND COLUMBIA ALL-STAR FREEDOM NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

In August, 2012, the Board of Trustees of the Sun Capital Advisers Trust (the “Trust”) approved, subject to shareholder approval to be sought at a shareholder meeting in November, 2012, the following actions to occur on or about December 7, 2012.  The actions are part of a transition and integration plan whereby management of the funds of the Trust will be transferred to Massachusetts Financial Services Company (“MFS”) and the Trust will be integrated into the MFS family of variable insurance funds.  The Trust and MFS are both affiliates of Sun Life Assurance Company of Canada (U.S.).
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I.  The merger of certain Sun Capital funds into MFS Series.

If your Contract has any investment option listed in the “Existing Funds” column in the table immediately below, those options will be merged into the corresponding investment options listed in the “Successor Funds” column.  If Successor Funds which correspond with your current investment options in the Existing Funds column are not current investment options under your Contract, they will be added as investment options immediately prior to the merger date.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Contract has any investment option listed in the “Transitioning Funds” column in the table immediately below, those options will be transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.  The “Funds as Renamed” will have different investment strategies from the “Transitioning Funds” to reflect MFS’ investment process and MFS will be the adviser.
TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund	6. MFS Moderate Allocation Portfolio
7. SC Ibbotson Conservative Fund	7. MFS Conservative Allocation Portfolio
8. SC Ibbotson Growth Fund	8. MFS Growth Allocation Portfolio
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio
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If you had Account Value allocated to any of the Existing Funds in item I or the Transitioning Funds in item II on the record date of September 4, 2012, you will receive proxy materials in early October, 2012. These proxy materials will provide additional detail surrounding each proposed transaction and should answer any questions you may have regarding the above.

Please retain this supplement with your prospectus for future reference.